Note Premises and equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 920,747	$ 902,689
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	524,901	514,892
Property Plant And Equipment Net Excluding Construction In Progress	395,846	387,797
Premises and equipment, net	547,142	543,981
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	120,519	120,519
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	523,438	516,758
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	319,394	309,294
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	77,915	76,637
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 30,777	$ 35,665